Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Outstanding Interest Rate Derivatives Non-Designated Hedges of Interest Rate Risk

The following tables detail the Company’s outstanding interest rate derivatives that were non-designated hedges of interest rate risk (notional amounts in thousands):

	December 31, 2024
Interest Rate Derivatives	Number of Instruments	Notional Amount		Weighted Average Strike Rate	Index	Weighted Average Maturity (Years)
Interest Rate Caps - Property debt	69		$9,401,374	2.1%	SOFR	1.3
Interest Rate Caps - Property debt	3		€109,905	1.0%	EURIBOR	0.4
Interest Rate Swaps - Property debt	1		$120,061	0.8%	SOFR	0.2
Interest Rate Swaps - Property debt	3		€207,721	1.9%	EURIBOR	2.6
Interest Rate Swaps - Property debt	2	NOK	520,000	2.5%	NIBOR	3.1
Total interest rate derivatives	78			2.1%		1.4

	December 31, 2023
Interest Rate Derivatives	Number of Instruments	Notional Amount		Weighted Average Strike Rate	Index	Weighted Average Maturity (Years)
Interest Rate Caps - Property debt	70		$9,567,541	1.6%	SOFR	2.1
Interest Rate Caps - Property debt	4		€175,468	1.1%	EURIBOR	1.0
Interest Rate Swaps - Property debt	1		$117,863	0.8%	SOFR	1.2
Interest Rate Swaps - Property debt	3		€213,458	1.9%	EURIBOR	3.6
Interest Rate Swaps - Property debt	2	NOK	520,000	2.5%	NIBOR	4.1
Total interest rate derivatives	80			1.6%		2.1

Summary of Outstanding Foreign Currency Forward Contracts Non-Designated Hedges of Foreign Currency Risk

The following table details the Company’s outstanding foreign currency forward contracts that were non-designated hedges of foreign currency risk (notional amounts in thousands):

	December 31, 2024			December 31, 2023
Foreign Currency Forward Contracts	Number of Instruments	Notional Amount		Number of Instruments	Notional Amount
Buy USD/Sell EUR Forward	40		€528,759	60		€577,283
Buy USD/Sell DKK Forward	8	DKK	1,210,016	12	DKK	1,301,016
Buy USD/Sell AUD Forward	5	AUD	621,759	5	AUD	621,759
Buy USD/Sell NOK Forward	12	NOK	412,700	9	NOK	1,160,941
Buy USD/Sell GBP Forward	—		£—	4		£142,858

Summary of Fair Value of Derivative Financial Instruments

The following table details the fair value of the Company’s derivative financial instruments ($ in thousands):

	Fair Value of Derivatives in an Asset (1) Position		Fair Value of Derivatives in a Liability (2) Position
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Interest rate derivatives	$325,991	$537,390	$—	$—
Foreign currency forward contracts	42,880	16,873	9,505	46,178
Total derivatives	$368,871	$554,263	$9,505	$46,178

(1)
Included in Other assets on the Company’s Consolidated Balance Sheets.
(2)
Included in Other liabilities on the Company’s Consolidated Balance Sheets.

Summary of Effect of Derivate Financial Instruments on Condensed Consolidated Statements of Operations and Comprehensive Loss

The following table details the effect of the Company’s derivative financial instruments in the Consolidated Statements of Operations and Comprehensive Loss ($ in thousands):

		For the Year Ended December 31,
Type of Derivative	Net Realized/Unrealized (Loss) Gain	2024	2023	2022
Interest Rate Caps - Property debt	Unrealized (loss) gain(1)	$(212,711)	$(305,693)	$498,696
Interest Rate Swaps - Property debt	Unrealized (loss) gain(1)	(9,031)	(26,468)	32,972
Foreign Currency Forward Contracts	Unrealized gain (loss) (2)	62,680	(67,466)	30,556
Foreign Currency Forward Contracts	Realized gain(1)	14,034	26,112	57,176
Interest Rate Caps - Property debt	Realized gain(1)	1,831	26,778	—
Interest Rate Swaps - Property debt	Realized gain(1)	179	12,088	—
Total		$(143,018)	$(334,649)	$619,400

(1) Included in Other (expense) income, net in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

(2) A portion of this amount is included in Income from investments in real estate debt, net and the remaining amount is included in Other (expense) income, net in the Company’s Consolidated Statements of Operations and Comprehensive Loss.